Stockholders' Deficit - Additional Information (Details) - USD ($)		11 Months Ended	12 Months Ended
	Sep. 23, 2021	Dec. 31, 2021	Dec. 31, 2022	Jan. 18, 2021
Class Of Stock [Line Items]
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		6,545,000	6,545,000
Common stock, shares outstanding		6,545,000	6,545,000
Redeemable common stock, shares		23,000,000	4,014,050
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Exercise price of warrants	$ 11.5		$ 11.5
Percentage of warrants exercise price			115.00%
Period after business combination when warrants become exercisable			30 days
Warrants exercisable expiration period after completion of business combination			5 years
Period allotted to complete the business combination			24 months
Redemption price per warrant			$ 0.01
Minimum period of prior written notice of redemption of warrants			30 days
Minimum price per share required for redemption of warrants			$ 18
Warrants or rights outstanding			23,795,000
Minimum
Class Of Stock [Line Items]
Percentage of aggregate gross proceeds of equity issuances			65.00%
Maximum
Class Of Stock [Line Items]
Exercise price of warrants			$ 9.2
Insider Shares Grant Agreements
Class Of Stock [Line Items]
Effective date of grant award agreement			Sep. 23, 2021
Restricted Stock | Insider Shares Grant Agreements | Non-Employee Consultants
Class Of Stock [Line Items]
Number of shares subject to forfeiture			15,000
Mr Weightman | Insider Shares Grant Agreements
Class Of Stock [Line Items]
Number of shares subject to forfeiture			5,000
Common stock issued in consideration for future service	5,000	5,000	5,000
Effective date of grant award agreement		Sep. 23, 2021
Description of fair value of common stock shares vest recognition			If an initial Business Combination occurs and the 5,000 shares have not been previously forfeited, the fair value of the common stock on the date the shares vest will be recognized as stock-based compensation in the Company’s statements of operations and comprehensive loss when the completion of the Business Combination becomes probable.
Interest Solutions (ICR) | Insider Shares Grant Agreements
Class Of Stock [Line Items]
Common stock issued in consideration for future service			10,000
Number of shares not subject to forfeiture			10,000
Number of shares, grant date fair value expensed upon issuance			10,000
Warrants
Class Of Stock [Line Items]
Period after offering when warrants become exercisable			12 months
Net cash settlement value of warrants			$ 0
Warrants or rights outstanding		23,795,000
Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized			100,000,000
Common stock, voting rights per share			Holders of the Company’s common stock are entitled to one vote for each share of common stock
Common stock, shares issued		6,545,000	6,545,000
Common stock, shares outstanding		6,545,000	6,545,000
Redeemable common stock, shares		23,000,000	4,014,050
Temporary equity, shares outstanding		23,000,000	4,014,050
Common stock reserved for future issuance			23,821,000
Common Stock | Maximum
Class Of Stock [Line Items]
Exercise price of warrants			$ 9.2
Common Stock | Working Capital Note
Class Of Stock [Line Items]
Common stock reserved for future issuance			26,000
Common Stock | Warrants
Class Of Stock [Line Items]
Common stock reserved for future issuance			23,795,000
Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized			1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0